GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS	GOODWILL AND INTANGIBLE ASSETS
The gross balance of goodwill was $540.1 million, with accumulated impairment losses of $28.8 million, as of December 31, 2021 and $263.0 million, with accumulated impairment losses of $28.8 million, as of December 31, 2020.
As a result of the acquisition of Legacy Dole by Total Produce, $274.0 million of goodwill was recognized in the consolidated balance sheets at the Acquisition Date. The fair value of goodwill recognized is provisional and subject to change during the measurement period upon further review by the Company. Refer to Note 4 “Business Combinations and Transactions” for further detail.
A rollforward of goodwill by reportable segment for the years ended December 31, 2021 and December 31, 2020, was as follows:

	Fresh Fruit	Diversified Fresh Produce - EMEA	Diversified Fresh Produce - Americas & ROW	Fresh Vegetables	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2019	$—	$120,866	$100,236	$—	$221,102
Additions	—	1,031	67	—	1,098
Foreign exchange impact	—	11,678	283	—	11,961
Balance as of December 31, 2020	—	133,575	100,586	—	234,161
Additions	274,048	16,372	—	—	290,420
Disposals	—	(414)	—	—	(414)
Foreign exchange impact	—	(8,907)	(3,927)	—	(12,834)
Balance as of December 31, 2021	$274,048	$140,626	$96,659	$—	$511,333

Details of Dole’s intangible assets as of December 31, 2021 were as follows:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

	(U.S. Dollars in thousands)
DOLE brand	$306,280	$—	$306,280
Water rights	4,186	—	4,186
Supplier relationships	29,179	(17,869)	11,310
Customer relationships	132,953	(92,357)	40,596
Other	13,227	(7,273)	5,954
	$485,825	$(117,499)	$368,326
Details of Dole’s intangible assets as of December 31, 2020 were as follows:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

	(U.S. Dollars in thousands)
Supplier relationships	$30,405	$(17,108)	$13,297
Customer relationships	141,157	(95,580)	45,577
Other	13,648	(6,888)	6,760
	$185,210	$(119,576)	$65,634
A rollforward of intangible assets, excluding goodwill, for the years ended December 31, 2021 and December 31, 2020 was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2019	$78,576
Additions	186
Disposals	(298)
Amortization	(11,548)
Foreign exchange impact	(1,282)
Balance as of December 31, 2020	65,634
Additions	314,749
Amortization	(11,404)
Foreign exchange impact	(653)
Balance as of December 31, 2021	$368,326
Of the $314.7 million of intangible asset additions during the year ended December 31, 2021, $306.3 million was related to the acquisition of the DOLE brand that was determined to have an indefinite life. Refer to Note 4 “Business Combinations and Transactions” for further detail.
Amortization expense for definite-lived intangible assets was $11.4 million, $11.5 million and $11.5 million for the years ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.
As of December 31, 2021, the estimated amortization expense associated with Dole’s intangible assets for each of the next five fiscal years was as follows:

Amount
(U.S. Dollars in thousands)
2022	$11,180
2023	10,585
2024	9,509
2025	8,237
2026	6,763
Thereafter	11,586
Total	$57,860
Dole evaluates goodwill and other indefinite-lived intangible assets for impairment annually during the fourth quarter, or more frequently if an event occurs or circumstances change that would indicate that an impairment may exist. There was no impairment of goodwill or intangible assets recorded for the year ended December 31, 2021, December 31, 2020 and December 31, 2019.